SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 26,570	$ 17,649	$ 12,267
Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	10,060	12,530	8,648
Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	16,510	5,119	3,619
Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,260	1,384	1,634
Cyber Security [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	343	498	44
Cyber Security [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	917	886	1,590
IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	23,766	15,628	8,904
IoT [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,262	11,697	7,176
IoT [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	15,504	3,931	1,728
e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,544	637	1,729
e-Gov [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,455	335	1,428
e-Gov [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	89	302	301
Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,455	374	1,586
Africa [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
Africa [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
Africa [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,455	374	1,586
European countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	17,673	9,559	2,912
European countries [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	328	273	527
European countries [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	17,256	9,023	2,242
European countries [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	89	263	143
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12	0	37
South America [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12	0	1
South America [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	36
South America [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,766	6,877	6,820
United States [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	279	351	410
United States [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,487	6,526	6,410
United States [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
Israel [Member]
Disaggregation of Revenue [Line Items]
Total revenue	585	693	757
Israel [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	562	614	648
Israel [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	23	79	109
Israel [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
APAC [Member]
Disaggregation of Revenue [Line Items]
Total revenue	79	146	155
APAC [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	79	146	48
APAC [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	107
APAC [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0	$ 0